Fixed Income Securities, L.P.
                              18925 Base Camp Road
                            Monument, Colorado  80132



                                 April 28, 2006



Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


     Re:                 Advisor's Disciplined Trust 82
                       (File No. 333-132704) (CIK 1353023)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on April 21, 2006.

                                Very truly yours,

                                Advisor's Disciplined Trust 82

                                By:  Fixed Income Securities, L.P.


                                By     /s/ ALEX R. MEITZNER
                                  ------------------------------
                                         Alex R. Meitzner
                                        Managing Director